Financial Instruments - Derivative Financial Instruments and Hedging Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	$ 776	[1],[2]	$ 1,033	[1],[2]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	94	[1],[2]	616	[1],[2]
Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	(66)	[1],[2]	42	[1],[2]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	(126)	[1],[2]	359	[1],[2]
Cash Flow Hedging [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	554	[1],[2]	703	[1],[2]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	220	[1],[2]	257	[1],[2]
Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	(1)	[1],[2]
Net Investment Hedging [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	156	[1],[2]	200	[1],[2]
Net Investment Hedging [Member] | Foreign Currency Long Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	133	[1],[2]	88	[1],[2]
All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	0	[1],[2]	0	[1],[2]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[1],[2]	0	[1],[2]
Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	31	[1],[3],[4]	(65)	[1],[3],[4]
Other Income Expense [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	(3)	[1],[3],[4]
Other Income Expense [Member] | Net Investment Hedging [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	(3)	[1],[3],[4]	(4)	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	56	[1],[3],[4]	(61)	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	(18)	[1],[3],[4]	(7)	[1],[3],[4]
Other Income Expense [Member] | All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	$ (1)	[1],[3],[4]	$ 7	[1],[3],[4]

[1]	OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.
[2]	Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.
[3]	Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.
[4]	There was no significant ineffectiveness for any period presented.